Capital Stock - Series B Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	136 Months Ended	145 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended
	May 31, 2008 Investment	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Jul. 19, 2013	Dec. 31, 2011	Dec. 31, 2006	Dec. 27, 2006	Jul. 19, 2013 Series B Warrants [Member]	May 31, 2008 Series B Warrants [Member]	May 31, 2008 Series B Warrants [Member]	Dec. 31, 2008 Series B Warrants [Member]	May 31, 2008 Series B Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	May 31, 2008 Series B Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Total number of shares of common stock sold										20,000,000				400,000				400,000
Number of Series A Preferred shares														1				1
Number of Warrants in Series A Units											2		2
Proceeds from issuance of preferred stock		$ 4,941,000	$ 4,941,000	$ 17,202,000	$ 17,202,000											$ 400,000
Conversion ratio for each share												0.25				0.50					2.00
Warrants exercisable												$ 0.25				$ 0.50
Expiration date of warrants										Oct. 24, 2013						Jul. 31, 2013
Common stock issued upon conversion, conversion price per share															$ 0.20
Convertible Preferred Stock conversion price																	$ 0.15
Liquidation premium																6.00%
Common stock, shares issued																	300,000		300,000	300,000
Common stock, shares outstanding																	300,000		300,000	300,000
Number of accredited investors	5
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001									$ 1.00
Compensation under the Consultation Contract per month																$ 0.50
Number of years warrants to purchase common stock																5 years